UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-22114
Name of Registrant: Vanguard Montgomery Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: December 31
Date of reporting period: March 31, 2016
Item 1: Schedule of Investments

Vanguard Market Neutral Fund

Schedule of Investments
As of March 31, 2016

			Market
			Value•
		Shares	($000)
Common Stocks—Long Positions (95.2%)
Consumer Discretionary (14.4%)
*,† Boyd Gaming Corp.		374,216	7,731
*,† Penn National Gaming Inc.		454,704	7,589
*,† Express Inc.		349,789	7,489
†	Marriott International Inc. Class A	104,790	7,459
*,† American Axle & Manufacturing Holdings Inc.		483,769	7,445
*,† Diamond Resorts International Inc.		305,558	7,425
†	Carnival Corp.	139,288	7,350
†	Nordstrom Inc.	127,589	7,299
†	Visteon Corp.	91,357	7,271
†	Darden Restaurants Inc.	109,363	7,251
*,† TRI Pointe Group Inc.		614,120	7,234
*,† Smith & Wesson Holding Corp.		271,222	7,220
†	Target Corp.	87,731	7,219
*,† Cooper-Standard Holding Inc.		98,615	7,085
*	Tenneco Inc.	137,343	7,075
†	Sturm Ruger & Co. Inc.	103,123	7,052
†	Abercrombie & Fitch Co.	222,938	7,031
†	American Eagle Outfitters Inc.	417,905	6,966
	Sinclair Broadcast Group Inc. Class A	202,725	6,234
†	Big Lots Inc.	131,320	5,948
†	Cooper Tire & Rubber Co.	151,903	5,623
†	Whirlpool Corp.	31,075	5,604
*,† Asbury Automotive Group Inc.		80,917	4,842
*,† Amazon.com Inc.		7,897	4,688
†	News Corp. Class B	346,806	4,595
†	Gannett Co. Inc.	278,204	4,212
†	GameStop Corp. Class A	125,700	3,988
†	Leggett & Platt Inc.	71,700	3,470
†	Best Buy Co. Inc.	101,700	3,299
*,† Michaels Cos. Inc.		98,300	2,749
*,† MSG Networks Inc.		153,343	2,651
*,† Dave & Buster's Entertainment Inc.		65,800	2,552
*,† Discovery Communications Inc. Class A		87,678	2,510
†	New York Times Co. Class A	178,700	2,227
*,† O'Reilly Automotive Inc.		7,800	2,135
	Omnicom Group Inc.	25,200	2,097
	GNC Holdings Inc. Class A	65,743	2,087
*,† NVR Inc.		1,200	2,079
†	Outerwall Inc.	52,850	1,955
†	Foot Locker Inc.	29,700	1,916
†	Caleres Inc.	62,800	1,777
*,† Denny's Corp.		166,900	1,729
*,† Madison Square Garden Co. Class A		7,599	1,264
†	Home Depot Inc.	8,901	1,188
*,† Skechers U.S.A. Inc. Class A		37,000	1,127
†	Bloomin' Brands Inc.	60,100	1,014
*,† Burlington Stores Inc.		13,400	754
			217,505

Consumer Staples (5.0%)
†	SpartanNash Co.	249,306	7,556
*,† Herbalife Ltd.		119,919	7,382
†	Cal-Maine Foods Inc.	141,586	7,350
*,† SUPERVALU Inc.		1,251,655	7,210
†	Dean Foods Co.	413,062	7,154
†	Tyson Foods Inc. Class A	104,730	6,981
†	Universal Corp.	89,360	5,077
†	Bunge Ltd.	89,174	5,054
†	Fresh Del Monte Produce Inc.	109,400	4,602
†	Kroger Co.	111,900	4,280
*,† Pilgrim's Pride Corp.		121,800	3,094
*,† Blue Buffalo Pet Products Inc.		102,271	2,624
*,† USANA Health Sciences Inc.		20,775	2,523
†	Avon Products Inc.	270,600	1,302
†	Dr Pepper Snapple Group Inc.	13,900	1,243
†	Casey's General Stores Inc.	9,400	1,065
	ConAgra Foods Inc.	18,253	814
			75,311
Energy (6.1%)
†	Ship Finance International Ltd.	552,558	7,675
†	Rowan Cos. plc Class A	463,991	7,470
*	Seadrill Ltd.	2,213,655	7,305
†	PBF Energy Inc. Class A	213,280	7,081
†	Ensco plc Class A	682,262	7,075
	Noble Corp. plc	677,093	7,008
†	Nordic American Tankers Ltd.	456,121	6,427
†	Valero Energy Corp.	100,021	6,415
†	Scorpio Tankers Inc.	1,097,776	6,400
†	Western Refining Inc.	186,160	5,415
†	Marathon Petroleum Corp.	140,997	5,242
†	Tesoro Corp.	55,919	4,810
*,† McDermott International Inc.		1,045,431	4,276
†	CVR Energy Inc.	128,210	3,346
†	Alon USA Energy Inc.	182,800	1,887
*	Southwestern Energy Co.	232,000	1,872
†	Atwood Oceanics Inc.	151,700	1,391
†	HollyFrontier Corp.	25,326	895
			91,990
Financials (17.6%)
†	Government Properties Income Trust	435,826	7,780
	NorthStar Realty Finance Corp.	578,488	7,590
†	Gaming and Leisure Properties Inc.	239,719	7,412
†	Mack-Cali Realty Corp.	314,552	7,392
†	Primerica Inc.	165,962	7,390
†	GEO Group Inc.	213,119	7,389
†	Navient Corp.	615,996	7,373
	CBL & Associates Properties Inc.	617,987	7,354
†	Prudential Financial Inc.	101,651	7,341
†	MSCI Inc. Class A	97,952	7,256
†	Unum Group	233,533	7,221
	Communications Sales & Leasing Inc.	319,106	7,100
†	Hospitality Properties Trust	266,333	7,074
†	Citigroup Inc.	168,754	7,046
*,† MGIC Investment Corp.		916,941	7,033
†	Regions Financial Corp.	892,408	7,005

†	Select Income REIT	298,191	6,873
†	Great Western Bancorp Inc.	251,279	6,852
†	Fifth Third Bancorp	408,938	6,825
†	Lamar Advertising Co. Class A	109,780	6,751
†	SunTrust Banks Inc.	185,768	6,703
†	Care Capital Properties Inc.	240,177	6,446
†	Assured Guaranty Ltd.	252,184	6,380
†	Bank of America Corp.	452,001	6,111
†	JPMorgan Chase & Co.	100,830	5,971
†	McGraw Hill Financial Inc.	55,712	5,514
†	Lazard Ltd. Class A	135,947	5,275
†	Xenia Hotels & Resorts Inc.	332,400	5,192
†	Travelers Cos. Inc.	42,300	4,937
*,† Flagstar Bancorp Inc.		228,000	4,893
†	Maiden Holdings Ltd.	307,200	3,975
†	Old National Bancorp	312,791	3,813
†	CoreSite Realty Corp.	52,500	3,676
	Nelnet Inc. Class A	93,271	3,672
†	OM Asset Management plc	249,836	3,335
	Equinix Inc.	9,585	3,170
†	TCF Financial Corp.	230,154	2,822
†	Apple Hospitality REIT Inc.	131,102	2,597
†	Universal Insurance Holdings Inc.	141,900	2,526
*,† KCG Holdings Inc. Class A		186,681	2,231
†	Popular Inc.	74,300	2,126
†	Hartford Financial Services Group Inc.	44,900	2,069
†	Everest Re Group Ltd.	10,300	2,034
*,† LendingTree Inc.		19,800	1,936
	Synovus Financial Corp.	65,700	1,899
*,† Credit Acceptance Corp.		10,160	1,845
†	PrivateBancorp Inc.	45,900	1,772
†	Reinsurance Group of America Inc. Class A	17,700	1,704
†	First American Financial Corp.	43,543	1,659
	Morgan Stanley	65,132	1,629
†	PNC Financial Services Group Inc.	18,900	1,598
†	Banco Latinoamericano de Comercio Exterior SA	54,409	1,318
†	AmTrust Financial Services Inc.	50,200	1,299
†	KeyCorp	116,300	1,284
*,† BofI Holding Inc.		55,652	1,188
†	Wells Fargo & Co.	23,200	1,122
	Lexington Realty Trust	117,999	1,015
†	BBCN Bancorp Inc.	66,243	1,006
†	Huntington Bancshares Inc.	87,400	834
†	HFF Inc. Class A	28,659	789
†	Ryman Hospitality Properties Inc.	15,272	786
†	Bank of New York Mellon Corp.	20,267	746
			264,954
Health Care (12.6%)
*,† Amedisys Inc.		173,353	8,380
*,† AMN Healthcare Services Inc.		226,280	7,605
*,† Prestige Brands Holdings Inc.		141,167	7,537
*,† Nektar Therapeutics		537,499	7,391
†	Bruker Corp.	261,525	7,323
*	Five Prime Therapeutics Inc.	180,166	7,320
*,† PRA Health Sciences Inc.		170,532	7,292
*,† Charles River Laboratories International Inc.		94,487	7,175
*,† HCA Holdings Inc.		91,775	7,163

*,† INC Research Holdings Inc. Class A	173,752	7,160
*,† Molina Healthcare Inc.	110,525	7,128
*,† Emergent BioSolutions Inc.	193,640	7,039
*,† Hologic Inc.	202,955	7,002
*,† Amsurg Corp.	84,720	6,320
*,† Cambrex Corp.	138,111	6,077
*,† United Therapeutics Corp.	51,176	5,703
*,† Insys Therapeutics Inc.	338,197	5,408
*,† FibroGen Inc.	250,399	5,331
† Gilead Sciences Inc.	57,718	5,302
Baxter International Inc.	120,758	4,961
† AmerisourceBergen Corp. Class A	53,669	4,645
*,† PharMerica Corp.	203,968	4,510
*,† LifePoint Health Inc.	62,100	4,300
*,† Quintiles Transnational Holdings Inc.	64,700	4,212
Owens & Minor Inc.	95,361	3,854
† Eli Lilly & Co.	42,000	3,024
*,† ImmunoGen Inc.	320,800	2,733
*,† Centene Corp.	42,400	2,611
*,† Merrimack Pharmaceuticals Inc.	311,609	2,608
*,† Masimo Corp.	58,900	2,464
† Cardinal Health Inc.	28,900	2,368
* Acorda Therapeutics Inc.	71,757	1,898
*,† NewLink Genetics Corp.	102,500	1,865
† Chemed Corp.	13,700	1,856
† Aetna Inc.	14,500	1,629
* Express Scripts Holding Co.	22,574	1,551
† Anthem Inc.	11,000	1,529
*,† Halozyme Therapeutics Inc.	155,000	1,468
*,† Surgical Care Affiliates Inc.	27,200	1,259
† Quality Systems Inc.	71,600	1,091
*,† VCA Inc.	18,800	1,085
*,† Sucampo Pharmaceuticals Inc. Class A	87,667	958
Johnson & Johnson	7,266	786
		188,921
Industrials (15.6%)
*,† Virgin America Inc.	221,904	8,557
† West Corp.	329,346	7,516
† SkyWest Inc.	375,728	7,511
† Herman Miller Inc.	242,502	7,491
† Greenbrier Cos. Inc.	266,695	7,371
† KBR Inc.	475,663	7,363
† Briggs & Stratton Corp.	307,796	7,362
*,† JetBlue Airways Corp.	347,599	7,341
* Wabash National Corp.	555,894	7,338
† Masco Corp.	232,852	7,323
*,† Quanta Services Inc.	321,466	7,252
*,† Hawaiian Holdings Inc.	153,487	7,243
*,† American Woodmark Corp.	95,731	7,141
† Alaska Air Group Inc.	86,744	7,115
† Comfort Systems USA Inc.	219,863	6,985
† BWX Technologies Inc.	205,173	6,886
† GATX Corp.	142,196	6,754
*,† Spirit AeroSystems Holdings Inc. Class A	147,974	6,712
† Interface Inc. Class A	357,897	6,635
† Owens Corning	134,808	6,374
† Steelcase Inc. Class A	413,500	6,169

†	Universal Forest Products Inc.	71,172	6,108
*,† United Continental Holdings Inc.		94,300	5,645
	American Railcar Industries Inc.	130,925	5,333
†	Trinity Industries Inc.	266,067	4,872
†	Southwest Airlines Co.	108,300	4,852
†	Huntington Ingalls Industries Inc.	34,883	4,777
†	Boeing Co.	36,561	4,641
*,† United Rentals Inc.		73,600	4,577
†	American Airlines Group Inc.	98,890	4,055
	Brink's Co.	90,778	3,049
†	John Bean Technologies Corp.	48,300	2,725
†	Aircastle Ltd.	113,200	2,518
†	Cintas Corp.	24,700	2,218
†	General Dynamics Corp.	16,500	2,168
*,† Meritor Inc.		240,300	1,937
*,† Dycom Industries Inc.		29,300	1,895
†	Allegiant Travel Co. Class A	10,500	1,870
*,† Aerojet Rocketdyne Holdings Inc.		111,791	1,831
†	Knoll Inc.	84,400	1,827
*	TriNet Group Inc.	123,981	1,779
†	Apogee Enterprises Inc.	40,100	1,760
†	Deluxe Corp.	27,600	1,725
†	Delta Air Lines Inc.	34,566	1,683
†	Pitney Bowes Inc.	74,700	1,609
*,† Atlas Air Worldwide Holdings Inc.		37,581	1,588
*	SPX FLOW Inc.	59,156	1,484
†	Textron Inc.	35,800	1,305
†	General Cable Corp.	85,800	1,048
*,† Avis Budget Group Inc.		37,650	1,030
†	Graco Inc.	11,916	1,000
	Brady Corp. Class A	29,787	799
			234,147
Information Technology (14.9%)
†	CSG Systems International Inc.	179,715	8,116
*,† First Data Corp. Class A		615,328	7,962
*,† Inphi Corp.		233,819	7,796
*,† RingCentral Inc. Class A		494,351	7,786
*,† Fitbit Inc. Class A		510,253	7,730
†	CSRA Inc.	284,335	7,649
*,† CACI International Inc. Class A		71,387	7,617
*,† Advanced Micro Devices Inc.		2,651,464	7,557
†	Computer Sciences Corp.	219,089	7,534
†	Booz Allen Hamilton Holding Corp. Class A	246,076	7,451
*,† Gigamon Inc.		238,792	7,407
†	Travelport Worldwide Ltd.	537,602	7,344
*,† Sykes Enterprises Inc.		243,311	7,343
†	Leidos Holdings Inc.	143,124	7,202
	HP Inc.	584,380	7,200
*,† Tech Data Corp.		93,258	7,159
*,† GoDaddy Inc. Class A		220,214	7,120
†	SYNNEX Corp.	76,701	7,102
*,† Aspen Technology Inc.		184,350	6,661
*,† Manhattan Associates Inc.		113,638	6,463
†	Avnet Inc.	140,969	6,245
†	CDW Corp.	147,462	6,120
*,† Cirrus Logic Inc.		158,365	5,766
†	Jabil Circuit Inc.	298,504	5,752

*,† Synaptics Inc.		71,955	5,738
*,† Cardtronics Inc.		152,500	5,488
†	TeleTech Holdings Inc.	192,866	5,354
*,† Anixter International Inc.		98,336	5,124
*,† NETGEAR Inc.		95,876	3,870
†	Intuit Inc.	28,226	2,936
*,† Ciena Corp.		116,000	2,206
*,† Electronic Arts Inc.		30,700	2,030
*,† Globant SA		63,500	1,960
*,† MicroStrategy Inc. Class A		10,600	1,905
*,† Super Micro Computer Inc.		55,000	1,874
†	NVIDIA Corp.	47,900	1,707
†	Blackbaud Inc.	26,000	1,635
*	MaxLinear Inc.	83,424	1,543
*,† Sanmina Corp.		65,900	1,541
†	DST Systems Inc.	12,800	1,443
*,† ARRIS International plc		58,971	1,352
*	ON Semiconductor Corp.	116,723	1,119
*,† Web.com Group Inc.		50,899	1,009
*,† Benchmark Electronics Inc.		40,400	931
†	Accenture plc Class A	7,091	818
†	Western Union Co.	40,328	778
			224,443
Materials (5.4%)
*	Trinseo SA	197,900	7,285
†	Commercial Metals Co.	426,565	7,239
†	Worthington Industries Inc.	200,741	7,154
†	Cabot Corp.	147,933	7,150
†	Dow Chemical Co.	134,874	6,860
†	Sealed Air Corp.	136,181	6,538
*	US Concrete Inc.	107,427	6,400
†	LyondellBasell Industries NV Class A	60,534	5,180
*,† Chemtura Corp.		193,485	5,108
†	Stepan Co.	91,700	5,070
†	Bemis Co. Inc.	93,000	4,816
†	Domtar Corp.	97,500	3,949
†	Avery Dennison Corp.	40,100	2,892
*	AK Steel Holding Corp.	686,970	2,837
†	International Paper Co.	36,900	1,514
†	Graphic Packaging Holding Co.	81,200	1,043
†	Innospec Inc.	20,300	880
			81,915
Telecommunication Services (0.8%)
†	CenturyLink Inc.	203,670	6,509
†	Telephone & Data Systems Inc.	120,300	3,620
†	Verizon Communications Inc.	34,900	1,888
			12,017
Utilities (2.8%)
	PPL Corp.	193,407	7,363
	Entergy Corp.	91,504	7,254
†	Exelon Corp.	183,376	6,576
†	FirstEnergy Corp.	169,404	6,093
†	UGI Corp.	142,044	5,723
†	WGL Holdings Inc.	77,831	5,633
†	Ormat Technologies Inc.	55,900	2,305

† American Electric Power Co. Inc.	17,600	1,169
		42,116
Total Common Stocks—Long Positions (Cost $1,345,998)		1,433,319
Common Stocks Sold Short (-95.5%)
Consumer Discretionary (-14.1%)
CalAtlantic Group Inc.	(228,657)	(7,642)
* Select Comfort Corp.	(387,335)	(7,511)
* Netflix Inc.	(73,127)	(7,476)
BorgWarner Inc.	(194,614)	(7,473)
* Dollar Tree Inc.	(90,554)	(7,467)
* Under Armour Inc. Class A	(87,546)	(7,427)
Lions Gate Entertainment Corp.	(338,226)	(7,390)
* MGM Resorts International	(344,417)	(7,384)
* Houghton Mifflin Harcourt Co.	(367,804)	(7,334)
Harley-Davidson Inc.	(142,816)	(7,331)
* CarMax Inc.	(143,276)	(7,321)
Delphi Automotive plc	(95,596)	(7,172)
H&R Block Inc.	(270,305)	(7,142)
* Chipotle Mexican Grill Inc. Class A	(15,118)	(7,120)
* Liberty Ventures Class A	(180,015)	(7,042)
EW Scripps Co. Class A	(441,910)	(6,889)
PulteGroup Inc.	(361,858)	(6,770)
Dunkin' Brands Group Inc.	(135,796)	(6,406)
Twenty-First Century Fox Inc. Class A	(225,208)	(6,279)
* Liberty Broadband Corp.	(106,733)	(6,185)
* Buffalo Wild Wings Inc.	(41,576)	(6,158)
* Dorman Products Inc.	(103,000)	(5,605)
DSW Inc. Class A	(198,049)	(5,474)
Coach Inc.	(132,499)	(5,312)
* Fiesta Restaurant Group Inc.	(159,763)	(5,237)
* G-III Apparel Group Ltd.	(96,994)	(4,742)
Tractor Supply Co.	(49,557)	(4,483)
* Shutterfly Inc.	(94,565)	(4,385)
* TripAdvisor Inc.	(58,400)	(3,884)
Tribune Media Co. Class A	(70,832)	(2,716)
* Murphy USA Inc.	(42,700)	(2,624)
Monro Muffler Brake Inc.	(35,512)	(2,538)
Graham Holdings Co. Class B	(4,900)	(2,352)
* Meritage Homes Corp.	(61,200)	(2,231)
* Priceline Group Inc.	(1,580)	(2,037)
Signet Jewelers Ltd.	(16,200)	(2,009)
* Vitamin Shoppe Inc.	(55,200)	(1,709)
Standard Motor Products Inc.	(44,551)	(1,544)
* Ascent Capital Group Inc. Class A	(76,491)	(1,133)
* Restoration Hardware Holdings Inc.	(24,896)	(1,043)
* Liberty Broadband Corp. Class A	(15,600)	(907)
Scripps Networks Interactive Inc. Class A	(13,600)	(891)
Expedia Inc.	(6,679)	(720)
		(212,495)
Consumer Staples (-5.2%)
Walgreens Boots Alliance Inc.	(87,366)	(7,360)
Kraft Heinz Co.	(93,088)	(7,313)
* Monster Beverage Corp.	(54,802)	(7,309)
Spectrum Brands Holdings Inc.	(65,849)	(7,196)
* WhiteWave Foods Co. Class A	(163,006)	(6,625)

* Edgewell Personal Care Co.	(76,929)	(6,195)
Whole Foods Market Inc.	(177,225)	(5,513)
B&G Foods Inc.	(139,063)	(4,841)
Mead Johnson Nutrition Co.	(54,799)	(4,656)
* Hain Celestial Group Inc.	(109,700)	(4,488)
Andersons Inc.	(135,580)	(4,259)
* TreeHouse Foods Inc.	(32,600)	(2,828)
Lancaster Colony Corp.	(23,289)	(2,575)
JM Smucker Co.	(19,564)	(2,540)
* United Natural Foods Inc.	(43,400)	(1,749)
* HRG Group Inc.	(122,784)	(1,710)
Reynolds American Inc.	(19,312)	(972)
		(78,129)
Energy (-5.8%)
* Synergy Resources Corp.	(943,286)	(7,329)
Anadarko Petroleum Corp.	(157,097)	(7,316)
* Cobalt International Energy Inc.	(2,440,309)	(7,248)
* Cheniere Energy Inc.	(210,809)	(7,132)
National Oilwell Varco Inc.	(210,360)	(6,542)
Noble Energy Inc.	(199,145)	(6,255)
Cabot Oil & Gas Corp.	(260,948)	(5,926)
Kinder Morgan Inc.	(308,600)	(5,512)
Pioneer Natural Resources Co.	(38,100)	(5,362)
SM Energy Co.	(281,100)	(5,268)
ConocoPhillips	(117,700)	(4,740)
Hess Corp.	(85,427)	(4,498)
* Concho Resources Inc.	(42,645)	(4,309)
* Rice Energy Inc.	(269,254)	(3,759)
* Diamondback Energy Inc.	(33,500)	(2,585)
* Kosmos Energy Ltd.	(370,700)	(2,157)
Delek US Holdings Inc.	(56,631)	(863)
		(86,801)
Financials (-18.5%)
Legg Mason Inc.	(217,968)	(7,559)
* Enstar Group Ltd.	(46,087)	(7,493)
Kennedy-Wilson Holdings Inc.	(340,642)	(7,460)
CNA Financial Corp.	(230,317)	(7,412)
Rayonier Inc.	(298,586)	(7,369)
* OneMain Holdings Inc. Class A	(268,382)	(7,362)
Valley National Bancorp	(765,192)	(7,300)
Sun Communities Inc.	(101,863)	(7,294)
* Stifel Financial Corp.	(246,265)	(7,289)
Banner Corp.	(173,042)	(7,275)
Kilroy Realty Corp.	(117,310)	(7,258)
Sterling Bancorp	(455,131)	(7,250)
* Howard Hughes Corp.	(68,332)	(7,236)
Forest City Realty Trust Inc. Class A	(341,457)	(7,201)
* CBRE Group Inc. Class A	(249,265)	(7,184)
UMB Financial Corp.	(138,164)	(7,133)
Hudson Pacific Properties Inc.	(246,597)	(7,132)
New York Community Bancorp Inc.	(446,190)	(7,094)
Monogram Residential Trust Inc.	(716,255)	(7,062)
Northwest Bancshares Inc.	(520,610)	(7,033)
Allied World Assurance Co. Holdings AG	(199,556)	(6,972)
Arthur J Gallagher & Co.	(146,963)	(6,537)
Kearny Financial Corp.	(518,611)	(6,405)

Wintrust Financial Corp.	(142,470)	(6,317)
Paramount Group Inc.	(386,519)	(6,165)
Mercury General Corp.	(108,207)	(6,005)
Renasant Corp.	(168,867)	(5,557)
White Mountains Insurance Group Ltd.	(6,917)	(5,552)
Bank of Hawaii Corp.	(74,100)	(5,060)
Ventas Inc.	(72,800)	(4,583)
PacWest Bancorp	(119,800)	(4,451)
* Genworth Financial Inc. Class A	(1,516,756)	(4,141)
Evercore Partners Inc. Class A	(78,700)	(4,073)
RenaissanceRe Holdings Ltd.	(31,872)	(3,819)
Pebblebrook Hotel Trust	(130,600)	(3,797)
Alexander & Baldwin Inc.	(102,300)	(3,752)
Boston Properties Inc.	(29,200)	(3,711)
American Homes 4 Rent Class A	(225,400)	(3,584)
Potlatch Corp.	(112,700)	(3,550)
Equity Residential	(46,500)	(3,489)
First Cash Financial Services Inc.	(70,600)	(3,252)
WesBanco Inc.	(96,538)	(2,868)
Leucadia National Corp.	(167,044)	(2,701)
Outfront Media Inc.	(116,376)	(2,456)
Loews Corp.	(63,000)	(2,410)
* PHH Corp.	(175,000)	(2,195)
Assurant Inc.	(27,000)	(2,083)
BB&T Corp.	(58,213)	(1,937)
* Texas Capital Bancshares Inc.	(47,800)	(1,835)
Ameris Bancorp	(61,900)	(1,831)
Umpqua Holdings Corp.	(105,000)	(1,665)
M&T Bank Corp.	(14,800)	(1,643)
Virtus Investment Partners Inc.	(17,800)	(1,390)
* Beneficial Bancorp Inc.	(101,088)	(1,384)
Union Bankshares Corp.	(55,272)	(1,361)
XL Group plc Class A	(29,500)	(1,086)
Empire State Realty Trust Inc.	(57,513)	(1,008)
American International Group Inc.	(16,683)	(902)
United Community Banks Inc.	(40,774)	(753)
		(277,676)
Health Care (-12.2%)
* ACADIA Pharmaceuticals Inc.	(321,447)	(8,988)
* Neurocrine Biosciences Inc.	(201,185)	(7,957)
* Ultragenyx Pharmaceutical Inc.	(122,697)	(7,768)
* Amicus Therapeutics Inc.	(903,451)	(7,634)
* Greatbatch Inc.	(211,491)	(7,538)
* Ligand Pharmaceuticals Inc.	(70,167)	(7,514)
* Intercept Pharmaceuticals Inc.	(58,196)	(7,476)
* Bluebird Bio Inc.	(174,563)	(7,419)
* Team Health Holdings Inc.	(176,294)	(7,371)
* Wright Medical Group NV	(432,292)	(7,176)
* Alexion Pharmaceuticals Inc.	(48,562)	(6,761)
* DexCom Inc.	(97,053)	(6,591)
Zimmer Biomet Holdings Inc.	(60,625)	(6,464)
* BioMarin Pharmaceutical Inc.	(77,507)	(6,393)
STERIS plc	(88,973)	(6,322)
Becton Dickinson and Co.	(39,185)	(5,949)
* Radius Health Inc.	(176,842)	(5,560)
* Envision Healthcare Holdings Inc.	(267,508)	(5,457)
* Cerner Corp.	(103,024)	(5,456)

* Nevro Corp.	(96,503)	(5,429)
Medtronic plc	(71,600)	(5,370)
* Allergan plc	(18,260)	(4,894)
* Medicines Co.	(126,188)	(4,009)
* Puma Biotechnology Inc.	(136,360)	(4,005)
* Alnylam Pharmaceuticals Inc.	(60,036)	(3,768)
* Sage Therapeutics Inc.	(116,644)	(3,740)
* Haemonetics Corp.	(100,040)	(3,499)
Cooper Cos. Inc.	(20,300)	(3,126)
Patterson Cos. Inc.	(58,500)	(2,722)
* Intra-Cellular Therapies Inc. Class A	(90,125)	(2,505)
* Acceleron Pharma Inc.	(90,473)	(2,388)
Bio-Techne Corp.	(19,500)	(1,843)
* Brookdale Senior Living Inc.	(106,900)	(1,698)
* Insulet Corp.	(38,425)	(1,274)
Hill-Rom Holdings Inc.	(17,500)	(880)
		(182,944)
Industrials (-15.1%)
* Trex Co. Inc.	(157,509)	(7,549)
* Middleby Corp.	(68,942)	(7,361)
Forward Air Corp.	(159,696)	(7,237)
* Beacon Roofing Supply Inc.	(176,424)	(7,235)
Oshkosh Corp.	(176,673)	(7,221)
* RBC Bearings Inc.	(97,478)	(7,141)
* Proto Labs Inc.	(92,338)	(7,118)
Cubic Corp.	(177,587)	(7,096)
* Stericycle Inc.	(56,137)	(7,084)
* Echo Global Logistics Inc.	(257,534)	(6,995)
Primoris Services Corp.	(283,566)	(6,891)
Union Pacific Corp.	(86,279)	(6,864)
* Kirby Corp.	(113,375)	(6,835)
Macquarie Infrastructure Corp.	(101,354)	(6,835)
* Verisk Analytics Inc. Class A	(83,770)	(6,695)
* Colfax Corp.	(231,396)	(6,616)
Tyco International plc	(174,822)	(6,418)
Donaldson Co. Inc.	(198,363)	(6,330)
Danaher Corp.	(66,493)	(6,308)
Watts Water Technologies Inc. Class A	(113,733)	(6,270)
Allegion plc	(96,836)	(6,169)
* KLX Inc.	(189,245)	(6,082)
Flowserve Corp.	(134,805)	(5,987)
* Genesee & Wyoming Inc. Class A	(86,255)	(5,408)
* Huron Consulting Group Inc.	(89,578)	(5,213)
Mobile Mini Inc.	(157,800)	(5,211)
Norfolk Southern Corp.	(57,800)	(4,812)
Advanced Drainage Systems Inc.	(212,239)	(4,521)
Korn/Ferry International	(148,066)	(4,189)
* Advisory Board Co.	(120,182)	(3,876)
* TransDigm Group Inc.	(16,767)	(3,694)
Matson Inc.	(84,480)	(3,394)
Raven Industries Inc.	(199,141)	(3,190)
CLARCOR Inc.	(49,700)	(2,872)
Franklin Electric Co. Inc.	(82,000)	(2,638)
* Chart Industries Inc.	(120,300)	(2,613)
Covanta Holding Corp.	(147,300)	(2,483)
* WageWorks Inc.	(44,500)	(2,252)
Parker-Hannifin Corp.	(20,227)	(2,247)

EnPro Industries Inc.	(38,459)	(2,218)
Hubbell Inc. Class B	(20,850)	(2,209)
Matthews International Corp. Class A	(36,000)	(1,853)
Kansas City Southern	(18,400)	(1,572)
* Nortek Inc.	(28,500)	(1,376)
* Clean Harbors Inc.	(27,102)	(1,337)
* Spirit Airlines Inc.	(16,200)	(777)
Knight Transportation Inc.	(29,186)	(763)
* Babcock & Wilcox Enterprises Inc.	(29,900)	(640)
		(227,695)
Information Technology (-15.6%)
* Envestnet Inc.	(292,797)	(7,964)
* NetScout Systems Inc.	(343,691)	(7,895)
* Yahoo! Inc.	(207,703)	(7,646)
* Tyler Technologies Inc.	(58,873)	(7,572)
Corning Inc.	(355,200)	(7,420)
SS&C Technologies Holdings Inc.	(116,660)	(7,399)
* WEX Inc.	(86,579)	(7,217)
Microchip Technology Inc.	(149,476)	(7,205)
Fidelity National Information Services Inc.	(113,692)	(7,198)
Harris Corp.	(92,027)	(7,165)
Cypress Semiconductor Corp.	(824,499)	(7,140)
* Qorvo Inc.	(141,362)	(7,126)
* NetSuite Inc.	(103,735)	(7,105)
* Rogers Corp.	(118,292)	(7,082)
* FleetCor Technologies Inc.	(47,249)	(7,028)
* CommScope Holding Co. Inc.	(240,992)	(6,729)
AVX Corp.	(532,065)	(6,688)
* CoStar Group Inc.	(34,969)	(6,580)
* ViaSat Inc.	(88,272)	(6,486)
* Yelp Inc. Class A	(319,185)	(6,345)
* Zendesk Inc.	(301,451)	(6,309)
* LinkedIn Corp. Class A	(53,717)	(6,143)
* Twitter Inc.	(349,455)	(5,783)
* Akamai Technologies Inc.	(97,600)	(5,424)
* Workday Inc. Class A	(67,299)	(5,171)
* Demandware Inc.	(128,986)	(5,043)
FEI Co.	(54,100)	(4,815)
QUALCOMM Inc.	(94,000)	(4,807)
* ANSYS Inc.	(50,700)	(4,536)
Cabot Microelectronics Corp.	(104,832)	(4,289)
* CommVault Systems Inc.	(92,800)	(4,006)
* PayPal Holdings Inc.	(97,618)	(3,768)
* Diodes Inc.	(154,543)	(3,106)
* Trimble Navigation Ltd.	(123,800)	(3,070)
CA Inc.	(90,000)	(2,771)
Vishay Intertechnology Inc.	(224,400)	(2,740)
Oracle Corp.	(65,700)	(2,688)
* Autodesk Inc.	(44,300)	(2,583)
* Cornerstone OnDemand Inc.	(74,400)	(2,438)
Analog Devices Inc.	(40,406)	(2,392)
Visa Inc. Class A	(23,100)	(1,767)
* Palo Alto Networks Inc.	(9,700)	(1,582)
* Progress Software Corp.	(64,900)	(1,565)
FLIR Systems Inc.	(31,400)	(1,035)
Cognex Corp.	(26,000)	(1,013)
* Bottomline Technologies de Inc.	(32,100)	(979)

* Pandora Media Inc.	(108,400)	(970)
j2 Global Inc.	(12,295)	(757)
		(234,540)
Materials (-5.5%)
Olin Corp.	(425,911)	(7,398)
Allegheny Technologies Inc.	(451,396)	(7,358)
WestRock Co.	(184,243)	(7,191)
Royal Gold Inc.	(137,766)	(7,066)
Compass Minerals International Inc.	(99,224)	(7,031)
FMC Corp.	(171,656)	(6,930)
Albemarle Corp.	(106,720)	(6,822)
CF Industries Holdings Inc.	(215,078)	(6,740)
Tahoe Resources Inc.	(671,273)	(6,733)
* WR Grace & Co.	(88,268)	(6,283)
Ashland Inc.	(44,400)	(4,882)
Monsanto Co.	(47,400)	(4,159)
Hecla Mining Co.	(987,806)	(2,746)
* Platform Specialty Products Corp.	(116,008)	(998)
TimkenSteel Corp.	(99,984)	(910)
		(83,247)
Telecommunication Services (-1.1%)
* Zayo Group Holdings Inc.	(305,168)	(7,397)
* SBA Communications Corp. Class A	(61,328)	(6,143)
Frontier Communications Corp.	(208,300)	(1,164)
Consolidated Communications Holdings Inc.	(44,976)	(1,159)
* 8x8 Inc.	(95,174)	(958)
		(16,821)
Utilities (-2.4%)
* Dynegy Inc.	(576,746)	(8,288)
WEC Energy Group Inc.	(119,395)	(7,172)
Aqua America Inc.	(222,244)	(7,072)
South Jersey Industries Inc.	(223,281)	(6,352)
California Water Service Group	(145,036)	(3,875)
ALLETE Inc.	(51,137)	(2,867)
Dominion Resources Inc.	(15,700)	(1,180)
		(36,806)
Total Common Stocks Sold Short (Proceeds $1,389,090)		(1,437,154)
Temporary Cash Investment (2.7%)
Money Market Fund (2.7%)
1 Vanguard Market Liquidity Fund, 0.495% (Cost $40,186)	40,186,361	40,186
†Other Assets and Liabilities-Net (97.6%)		1,468,989
Net Assets (100%)		1,505,340

* Non-income-producing security.
† Long security positions with a value of $1,054,487,000 and cash of $1,431,547,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund's access to these assets is subject to authorization from the broker-dealer.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each

Market Neutral Fund

security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At March 31, 2016, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At March 31, 2016, the cost of long security positions for tax purposes was $1,386,227,000. Net unrealized appreciation of long security positions for tax purposes was $87,278,000, consisting of unrealized gains of $135,891,000 on securities that had risen in value since their purchase and $48,613,000 in unrealized losses on securities that had fallen in value since their purchase. Tax-basis net unrealized depreciation on securities sold short was $48,064,000, consisting of unrealized gains of $53,291,000 on securities that had fallen in value since their purchase and $101,355,000 in unrealized losses on securities that had risen in value since their sale.

D. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MONTGOMERY FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MONTGOMERY FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: May 18, 2016
VANGUARD MONTGOMERY FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: May 18, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.